Average Annual Total Returns{- Fidelity Limited Term Municipal Income Fund} - 12.31 Fidelity Limited Term Municipal Income Fund Retail PRO-08 - Fidelity Limited Term Municipal Income Fund	Fidelity Limited Term Municipal Income Fund Return Before Taxes Past 1 year	Fidelity Limited Term Municipal Income Fund Return Before Taxes Past 5 years	Fidelity Limited Term Municipal Income Fund Return Before Taxes Past 10 years	Fidelity Limited Term Municipal Income Fund After Taxes on Distributions Past 1 year	Fidelity Limited Term Municipal Income Fund After Taxes on Distributions Past 5 years	Fidelity Limited Term Municipal Income Fund After Taxes on Distributions Past 10 years	Fidelity Limited Term Municipal Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Limited Term Municipal Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Limited Term Municipal Income Fund After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	LB086 Past 1 year	LB086 Past 5 years	LB086 Past 10 years
Total	3.34%	2.13%	2.06%	3.32%	2.11%	2.04%	2.66%	2.00%	1.98%	5.21%	3.91%	4.63%	3.15%	2.16%	2.12%